Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	$ 5,576	$ 5,502
Adjustments:
Increase in insurance contract liabilities	36,982	33,727
Increase in investment contract liabilities	178	170
(Increase) decrease in reinsurance assets excluding coinsurance transactions (note 6)	(2,374)	(557)
Amortization of (premium) discount on invested assets	154	117
Other amortization	656	626
Net realized and unrealized (gains) losses and impairment on assets	(22,521)	(20,265)
Deferred income tax expense (recovery)	280	(454)
Stock option expense	14	11
Cash provided by (used in) operating activities before undernoted items	18,945	18,877
Changes in policy related and operating receivables and payables	1,103	1,665
Cash provided by (used in) operating activities	20,048	20,542
Investing activities
Purchases and mortgage advances	(111,981)	(80,610)
Disposals and repayments	98,850	65,333
Change in investment broker net receivables and payables	(1,017)	1,159
Net cash flows from acquisition and disposal of subsidiaries and businesses	0	288
Cash provided by (used in) investing activities	(14,148)	(13,830)
Financing activities
Issue of long-term debt, net (note 9)	2,455
Redemption of long-term debt (note 9)	(652)	0
Issue of capital instruments, net (note 10)	1,990	0
Redemption of capital instruments (note 10)	(1,250)	(1,500)
Secured borrowings (note 3 (f))	1,376	107
Change in repurchase agreements and securities sold but not yet purchased	24	266
Changes in deposits from Bank clients, net	(579)	1,819
Lease payments	(134)	(117)
Shareholders' dividends paid in cash	(2,340)	(1,398)
Common shares repurchased (note 11)	(253)	(1,339)
Common shares issued, net (note 11)	36	104
Contributions from (distributions to) non-controlling interests, net	(10)	(22)
Cash provided by (used in) financing activities	663	(2,080)
Cash and short-term securities
Increase (decrease) during the year	6,563	4,632
Effect of foreign exchange rate changes on cash and short-term securities	(528)	(466)
Balance, beginning of year	19,548	15,382
Balance, December 31	25,583	19,548
Cash and short-term securities
Gross cash and short-term securities, beginning of year	20,300	16,215
Net payments in transit, included in other liabilities, beginning of year	(752)	(833)
Gross cash and short-term securities, end of year	26,167	20,300
Balance, beginning of year	19,548	15,382
Net payments in transit, included in other liabilities, end of year	(584)	(752)
Balance, December 31	25,583	19,548
Supplemental disclosures on cash flow information
Interest received	11,736	11,549
Interest paid	1,188	1,299
Income taxes paid	$ 1,358	$ 104